Equity Method Investment - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 IROC Energy Services Corporation
Schedule of Equity Method Investments [Line Items]
Sale of equity interest, shares				8.7
Sale of equity interest, value				$ 12,000,000
Gain (loss) on sale of equity interest	4,783,000	0	0	4,800,000
Write-off of cumulative translation adjustment on sale of equity interest				$ 1,100,000